Impact of Foreign Exchange Exposure (Detail) - Foreign Exchange Contract [Member] BRL in Thousands	12 Months Ended
Dec. 31, 2015 BRL
Foreign Exchange Risk Sensitivity Analysis | Probable Scenario
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	BRL 213,774
Foreign Exchange Risk Sensitivity Analysis | Probable Scenario | Derivative
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	(11,606,953)
Foreign Exchange Risk Sensitivity Analysis | Probable Scenario | US dollar | Cash and banks
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	(642,418)
Foreign Exchange Risk Sensitivity Analysis | Probable Scenario | US dollar | Derivative
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	(22,470,237)
Foreign Exchange Risk Sensitivity Analysis | Probable Scenario | US dollar | Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	23,054,987
Foreign Exchange Risk Sensitivity Analysis | Probable Scenario | Euro | Cash and banks
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	(12,438,363)
Foreign Exchange Risk Sensitivity Analysis | Probable Scenario | Euro | Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	24,316,758
Foreign Exchange Risk Sensitivity Analysis | Possible Scenario
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	267,218
Foreign Exchange Risk Sensitivity Analysis | Possible Scenario | Derivative
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	(14,508,691)
Foreign Exchange Risk Sensitivity Analysis | Possible Scenario | US dollar | Cash and banks
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	(803,023)
Foreign Exchange Risk Sensitivity Analysis | Possible Scenario | US dollar | Derivative
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	(28,087,796)
Foreign Exchange Risk Sensitivity Analysis | Possible Scenario | US dollar | Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	28,818,734
Foreign Exchange Risk Sensitivity Analysis | Possible Scenario | Euro | Cash and banks
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	(15,547,954)
Foreign Exchange Risk Sensitivity Analysis | Possible Scenario | Euro | Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	30,395,948
Foreign Exchange Risk Sensitivity Analysis | Remote Scenario
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	320,660
Foreign Exchange Risk Sensitivity Analysis | Remote Scenario | Derivative
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	(17,410,430)
Foreign Exchange Risk Sensitivity Analysis | Remote Scenario | US dollar | Cash and banks
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	(963,627)
Foreign Exchange Risk Sensitivity Analysis | Remote Scenario | US dollar | Derivative
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	(33,705,356)
Foreign Exchange Risk Sensitivity Analysis | Remote Scenario | US dollar | Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	34,582,481
Foreign Exchange Risk Sensitivity Analysis | Remote Scenario | Euro | Cash and banks
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	(18,657,545)
Foreign Exchange Risk Sensitivity Analysis | Remote Scenario | Euro | Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	36,475,137
Foreign Exchange Risk | Probable Scenario
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	13,080,781
Foreign Exchange Risk | Probable Scenario | US dollar | Cash and banks
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	642,418
Foreign Exchange Risk | Probable Scenario | Euro | Cash and banks
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	12,438,363
Foreign Exchange Risk | Possible Scenario
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	9,810,586
Foreign Exchange Risk | Possible Scenario | US dollar | Cash and banks
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	481,814
Foreign Exchange Risk | Possible Scenario | Euro | Cash and banks
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	9,328,772
Foreign Exchange Risk | Remote Scenario
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	6,540,391
Foreign Exchange Risk | Remote Scenario | US dollar | Cash and banks
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	321,209
Foreign Exchange Risk | Remote Scenario | Euro | Cash and banks
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	BRL 6,219,182